Retirement Plans - Components of Prepaid (Accrued) Cost (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity, Defined Benefit [Member]
Retirement Plans
Prepaid pension asset	$ 31,581	$ 55,839
Other accrued liabilities		(4,814)
Post retirement obligations	(1,493)	(1,642)
Components of prepaid (accrued) cost, net	30,088	49,383
Foreign Pension Plans [Member]
Retirement Plans
Prepaid pension asset	518	557
Post retirement obligations	(1,558)	(1,717)
Components of prepaid (accrued) cost, net	(1,040)	(1,160)
Other Postretirement Benefit Plan [Member]
Retirement Plans
Other accrued liabilities	(342)	(341)
Post retirement obligations	(4,852)	(4,575)
Components of prepaid (accrued) cost, net	$ (5,194)	$ (4,916)